Consolidated Income Statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue (Note 28)	$ 1,494,718	$ 1,632,750
Production costs (Note 22)	(1,094,431)	(925,479)
Depreciation and amortization (Note 11)	(316,036)	(302,958)
Royalties	(35,889)	(36,375)
Cost of sales	(1,446,356)	(1,264,812)
Mine operating earnings (Note 28)	48,362	367,938
General and administrative	(28,975)	(34,852)
Exploration and project development	(18,335)	(11,071)
Mine care and maintenance (Note 23)	(45,123)	(31,780)
Foreign exchange losses	(9,607)	(11,267)
Impairment charges (Note 12)	(99,064)	0
Derivative gains (Note 8(d))	7,336	5,393
Mineral properties, plant and equipment (losses) gains (Note 11)	(2,439)
Mineral properties, plant and equipment (losses) gains (Note 11)		32,167
Gains and income from associates (Note 13)	45,033	4,347
Transaction and integration costs (Note 24)	(157,334)	0
Other (expense) income (Note 29)	(2,115)	36
(Loss) earnings from operations	(262,261)	320,911
Investment loss (Note 8(b))	(16,221)	(59,722)
Interest and finance expense (Note 25)	(22,463)	(16,198)
(Loss) earnings before income taxes	(300,945)	244,991
Income tax expense (Note 30)	(39,118)	(146,429)
Net (loss) earnings	(340,063)	98,562
Unrealized loss on long-term investment (Note 8(c))	3,477	0
Income tax recovery related to long-term investments (Note 30)	469	0
Total other comprehensive loss	(3,008)	0
Total comprehensive (loss) earnings	(343,071)	98,562
Equity holders of the Company	(344,756)	97,428
Non-controlling interests	1,685	1,134
Equity holders of the Company	(341,748)	97,428
Non-controlling interests	$ 1,685	$ 1,134
Basic earnings per share (in USD per share)	$ (1.62)	$ 0.46
Diluted earnings per share (in USD per share)	$ (1.62)	$ 0.46
Weighted average shares outstanding (in 000’s) Basic (shares)	210,521	210,298
Weighted average shares outstanding (in 000’s) Diluted (shares)	210,521	210,435